Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies
Schedule of cost of revenue
	Three Months Ended		Nine months ended
	September 30,		September 30,
	2025	2024	2025	2024
Cost of inventory	$494,144	$98,637	$1,315,378	$233,362
Freight and shipping	15,665	1,171	21,724	9,321
Consulting and advisory-related party	-	5,800	4,000	16,200
Royalty and sales commission-related party	-	20,456	91,290	83,192
Rent expense	65,794	39,373	166,863	95,562
Total cost of revenue	$575,603	$165,437	$1,599,255	$437,637

	Years Ended
	December 31,
	2024	2023
Cost of inventory	$407,334	$101,978
Freight and shipping	9,321	14,494
Consulting and advisory-related party	19,400	30,100
Royalty and sales commission-related party	81,917	47,304
Rent expense	137,527	66,258
Total cost of revenue	$655,499	$260,134

Schedule of antidilutive securities
	September 30,	September 30,
	2025	2024
	Shares	Shares
Convertible notes	1,266,987	467,083
Common Stock warrants	1,925,768	233,542
Series C Convertible Preferred Stock	2,545,667	8,281,673
	5,738,422	8,982,298

	December 31,	December 31,
	2024	2023
	Shares	Shares
Convertible notes	3,240,000	300,000
Common stock warrants	1,620,000	-
Convertible Series C Preferred Stock	51,923,443	19,347,886
Convertible Series A Preferred Stock(1)	-	10,000,000,000
	56,783,443	10,019,647,886

Schedule of deferred offering costs
	September 30,	December 31,
	2025	2024
Professional fees	$-	$52,131
General and administrative expenses	-	73,973
	$-	$126,104

	December 31,	December 31
	2024	2023
Legal fees	$52,131	$-
General and administrative expenses	73,973	-
Total	$126,104	$-

Schedule of stock-based compensation
	Three Months Ended		Nine months ended
	September 30,		September 30,
	2025	2024	2025	2024
Management compensation	$1,810,379	$-	$4,098,768	$-
Professional fees (*)	313,807	(200,000)	578,227	2,050,000
Professional fees - related party	-	-	2,103,600	348,000
Advertising and marketing	-	-	-	160,000
Financing expense	-	-	8,679,189	-
	$2,124,186	$(200,000)	$15,459,784	$2,558,000

	Years Ended
	December 31,
	2024	2023
Management compensation	$-	$180,000
Professional fees	975,249	146,850
Professional fees - related party	1,422,750	8,640,000
Advertising and marketing	660,000	-
	$3,057,999	$8,966,850

Schedule of liabilities measured at fair value on a recurring basis
December 31, 2024	Level 3
Liabilities
Derivative Liability – conversion feature	$1,055,233

Schedule of antidilutive securities excluded from the computation of eps
	Years Ended
	December 31,
	2024	2023
Numerator:
Net loss	$(6,881,722)	$(10,102,266)
Change in fair value of derivatives	409,776	-
Interest on convertible debts	50,723	1,311
Net loss - diluted	$(6,421,223)	$(10,100,955)

Denominator:
Weighted average common shares outstanding	8,382,753	16,110,578
Effect of dilutive shares
Convertible notes	212,248	50,000
Preferred stock	8,653,960	169,891,314
Common stock warrants	32,548	-
Diluted	17,281,456	186,051,893

Net income per common share:
Basic	$(0.82)	$(0.63)
Diluted	$(0.37)	$(0.01)